Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 130,712,092.00
Previously Paid Amount	0.00
Total Fee Amount	18,051.34
Total Offset Amount	0.00
Net Fee	$ 18,051.34